License Agreements	12 Months Ended
Dec. 31, 2014
License Agreements [Abstract]
License Agreements

9.

License Agreements

On July 11, 2008, Heat entered into two agreements with The University of Miami (the “University”) to license, from the University, certain technology and processes in various stages of patent pursuit on an exclusive basis for use in its research and development and commercial activities (“License Agreement 03-31, 05-39” and “License Agreement 97-14”, or collectively “License Agreements”). Heat has the right to grant sublicenses under the License Agreements.

Heat is also responsible for all patent costs, past and future, associated with the preparation, filing, prosecution, issuance, and maintenance of United States patent applications. Heat is also required to make minimum royalty payments to the University under the terms of the License Agreements.

In connection with the License Agreements, Heat agreed to issue to the University 10% of all issued and outstanding common stock in each class and series on a fully-diluted basis together with rights to participate in future stock offerings.

In April 2009, Heat and the University agreed to amend the original License Agreements of July 11, 2008 to extend the terms of payments. For the additional consideration of $12,500 and additional stock of 2.5% of fully-dilutable shares issued and outstanding for each License Agreement, a revised extension date of August 11, 2009 was granted for all past due license fees and patent costs. Furthermore, the 10% original stock holdings were given assurance of anti-dilution protection until a “Qualified Investment” pursuant to this agreement. This anti-dilution protection has been distinguished with the subsequent agreement described below.

On June 26, 2009, Heat assigned all rights and obligations of License Agreement 97-14 to its subsidiary, Heat I. All previous stock ownership and rights of the University to participate in future stock offerings by Heat were mutually terminated. Heat I agreed to issue the University 5% of the subsidiary's issued and outstanding common stock in each class and series on a fully-diluted basis, together with fully-dilutable common shares equal to 2.5% of the total number of shares in each class and series issued outstanding. As a result, the University owns 7.5% of Heat I's issued and outstanding common stock. The Company agreed to make minimum royalty payments of $10,000 for three years beginning 2010 due on the anniversary date of the agreement. Beginning in 2013, and thereafter for the life of the agreement, the minimum royalty payment shall be $20,000 due on the same date. A milestone payment is due no later than May 2017 of $250,000 for License Agreement 97-14.

In August 2009, Heat I and the University entered into a second amendment (“Amendment 2”) to License Agreement 97-14 to extend the foregoing payment due dates for all past due license fees and patent costs.

On August 30, 2010, Heat entered into an option agreement with the University of Michigan (“University II”) to acquire the right to negotiate an exclusive license for certain materials which includes cancer bladder cells and all unmodified derivatives of these cells. An option fee of $2,000 was paid on September 8, 2010 to grant a period of nine months for this consideration. In July 2011, the Company exercised the option to acquire the license for $10,000.

On February 18, 2011, Heat I entered into a license agreement (“SS114A”) with the University to obtain additional technology related to License Agreement 97-14. Heat I agreed to reimburse the University for all past patent costs of $37,381. As partial consideration for the license, Heat II agreed to grant back certain exclusive rights to the University.

On February 18, 2011, Heat I entered into a license agreement (“143”) with the University to obtain additional technology related to License Agreement 97-14. In consideration for the license, Heat I agreed to pay the University a fee of $50,000 and reimburse them for past patent costs of $14,158.

On February 18, 2011, Heat I entered into a license agreement (“J110”) with the University to obtain additional technology related to License Agreement 97-14. In consideration for the license, Heat I agreed to pay the University a fee of $10,000 and reimburse them for past patent costs of $1,055.

On February 18, 2011, Heat I entered into a license agreement (“D-107”) with the University to obtain additional technology related to License Agreement 97-14.

On April 12, 2011, Heat entered into a non-exclusive evaluation and biological material license agreement with a not-for-profit corporation for evaluation and production of vaccines. In consideration for the evaluation and commercial use license, Heat agreed to pay the not-for-profit corporation a fee of $5,000 and $50,000, respectively. Heat has the option to renew the license once the original term has expired.  Milestone payments are due upon certain events agreed upon by Heat and the not-for-profit corporation.

At December 31, 2011, Heat owed the University $160,000 in unpaid license fees. At December 19, 2012, Heat I owed the University $102,784 in unpaid license fees. Heat entered into a payment agreement on December 19, 2012 to extend the payment due of Heat I obligations until the earlier of the closing of a Series B financing round or June 1, 2013.  As consideration for the extension of payment Heat I made an additional payment to the University equal to 18% annual interest of the outstanding balance on or before the due date or at the University's option convert into shares of preferred stock according to the terms stipulated in the agreement.

On September 23, 2014, Heat entered into an exclusive license agreement for a multiple myeloma cell line with Professor Kenneth Nilsson in Sweden. In consideration of the commercial license, Heat agreed to pay an up-front license fee of $5,000 and is obligated to pay an annual maintenance fee of $3,000 each year until the first commercial sale of a licensed product at which time the annual maintenance fee increases to $30,000. Milestone payments are due upon certain events agreed upon by Heat and Professor Kenneth Nilsson.

In addition, Heat entered into an agreement with the University of Miami in September 2014 for a cancer cell line where the University agreed not to license the cell line to third parties while we are in good standing and in compliance of our patent license agreements with the University relating to our ImPACT™ platform. There are no financial obligations on our part under the arrangement.

Future minimum royalty payments as of December 31, 2014 are as follows:

Year ended December 31,

2015	$33,000
2016	33,000
2017	283,000
2018	33,000
2019	33,000
Thereafter	99,000

Total	$514,000